140 Scott Drive
Menlo Park, California 94025
Tel: +1.650.328.4600 Fax: +1.650.463.2600
www.lw.com

FIRM / AFFILIATE OFFICES
	Abu Dhabi	Moscow
	Barcelona	Munich
	Beijing	New Jersey
	Brussels	New York
	Chicago	Orange County
October 27, 2010	Doha	Paris
	Dubai	Riyadh
	Frankfurt	Rome
	Hamburg	San Diego
	Hong Kong	San Francisco
	Houston	Shanghai
	London	Silicon Valley
	Los Angeles	Singapore
	Madrid	Tokyo
	Milan	Washington, D.C.

VIA EDGAR AND HAND DELIVERY

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-6010

Attention:	Max A. Webb, Assistant Director
Sonia Bednarowski
Patrick Kuhn
Lynwood Shenk

Re:	Spirit Airlines, Inc.
Amendment No. 1 to Registration Statement on Form S-1
File No. 333-169474

Ladies and Gentlemen:

On behalf of Spirit Airlines, Inc. (the “Company”), we are hereby filing Amendment No. 1 (“Amendment No. 1”) to the Company’s above-referenced Registration Statement on Form S-1, which was initially filed with the Securities and Exchange Commission (the “Commission”) on September 17, 2010 (the “Registration Statement”). For your convenience, we have enclosed a courtesy package that includes eight copies of Amendment No. 1, four of which have been marked to show changes from the initial filing of the Registration Statement.

Amendment No. 1 has been revised to reflect the Company’s responses to the comments received by facsimile on October 14, 2010, from the staff of the Commission (the “Staff”). For ease of review, we have set forth below each of the numbered comments of your letter and the Company’s responses thereto.

General

1.	Prior to printing and distribution of the preliminary prospectus, please provide us with mock-ups of any pages that include pictures or graphics to be presented. Accompanying captions, if any, should also be provided. We may have comments after reviewing the materials.

Response: The Company acknowledges the Staff’s comment and prior to printing of the preliminary prospectus will provide the Staff with mock-ups supplementally under separate cover.

U.S. Securities and Exchange Commission

October 27, 2010

Summary, page 1

2.	Please revise here and throughout to remove marketing language such as “experienced management team,” “nimbly adjust our capacity and routes,” “substantial experience operating over water,” “fast growing with strong leisure and VFR demand,” “substantial expertise,” “Disciplined and Tested Management Team,” “proven market selection process,” “broad knowledge,” “clear and simple product offering,” and “strong profitability.”

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to modify the noted language.

3.	In addition, please revise to remove or state as your beliefs statements about your business and plans which are subjective and cannot be measured. For example, on pages 4 and 86, you state that you “create a business culture of innovation, adaptive decision-making and accountability.” Please provide us with the basis for the beliefs.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to modify the noted language.

Overview, page 1

4.	Please provide support to us for your statement that your operating cost structure is among the lowest in the Americas.

Response: In response to the Staff’s comment, the Company notes that, based on U.S. Department of Transportation data that is publicly available and other data that is disclosed in press releases and/or SEC filings made by each of the eleven other largest U.S. mainline carriers (i.e., Air Tran Airways, Alaska Airlines, Allegiant Travel Company, American Airlines, Continental Airlines, Delta Air Lines, JetBlue Airways, Southwest Airlines, Virgin America, United Airlines and U.S. Airways), the Company had the lowest CASM (excluding restructuring charges) for fiscal 2009 (7.89 cents) and the second lowest CASM (excluding restructuring charges) (behind only Allegiant) for the first six months of 2010 (8.96 cents). The 2010 period reflected the Company’s increased costs associated with the pilots’ strike in June 2010. The Company will provide to the Staff this CASM comparison data supplementally under separate cover.

5.	Please provide support to us for your statements on pages 1 and 82 that you consume less fuel per available seat mile than any other U.S. jet airline operator.

Response: In response to the Staff’s comment, the Company notes that, based on U.S. Department of Transportation data that is publicly available and other data that is disclosed in press releases and/or SEC filings made by each of the other eleven largest U.S. mainline carriers identified in the response to Comment 4 above, the Company was tied for the lowest fuel consumption per ASM for fiscal 2009 (0.0131 gallons per ASM) with Virgin America. Based on the data that recently became available for the six month period ended June 30, 2010, the Company was tied for the second lowest fuel consumption per ASM for that period – behind only Alaska Airlines (0.0131 gallons per ASM) and tied with Virgin America (0.0132 gallons per ASM). The Company achieved this despite having significantly shorter average stage lengths than those two carriers and during a period that the Company experienced a pilot strike and inefficiencies related to that shutdown. However, in light of the six month data, the Company has modified its disclosure regarding fuel consumption per ASM to characterize its performance as among the most fuel efficient U.S. airlines.

6.	Please revise to disclose your net income (loss) for your most recent audited period and interim stub.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

U.S. Securities and Exchange Commission

October 27, 2010

7.	Please revise to disclose at an appropriate place in the summary that your agreement with your flight attendants became amendable in August 2007 and is currently in negotiation and that your agreement with your dispatchers becomes amendable in July 2012, or tell us why this information does not belong in the summary.

Response: The Company respectfully submits that it does not perceive this information to be sufficiently material to investors to include in the text of the prospectus summary. The Company believes that there are a significant number of risks of equal or greater significance that are disclosed in the “Risk Factors” section but not in the summary. In Amendment No. 1, the Company has, however, expanded the bullet on page 5 to refer to this issue and has also expanded the risk factor entitled “Increased labor costs, union disputes, employee strikes, and other labor-related disruption may adversely affect our operations.”

Our Strategy, page 4

8.	Please revise your disclosure on pages 5 and 87 to remove the words “disciplined ramp up” and “methodical” expansion or to give better guidance about what those phrases mean and describe how you plan to expand your network while reducing the risk of overextension and undue exposure to market downturns. In this regard, we note that in 2008 you reduced your capacity in response to high fuel prices and a decrease in demand for air transportation due to an economic recession.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to clarify the referenced disclosure as requested.

Our History, page 6

9.	Please remove sentences three to five from the third paragraph of this section from the summary. You are offering shares of Spirit Airlines, not interests in Indigo.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to delete portions of the referenced language. The Company respectfully submits that some information about the Company’s current majority stockholder, including its experience in the airline industry, is relevant to new investors.

Summary Historical Financial and Operating Data, page 12

10.	As proceeds of the offering will be used to repay certain indebtedness, please provide pro forma earnings per share data (basic and diluted) giving effect solely to the payment of debt with proceeds of the shares used for this purpose. Please present this pro forma data for the most recent fiscal year and interim period. In addition, please also provide a note that explains the basis of the computation of this pro forma information including how much debt will be repaid, the amount of shares with its estimated IPO price used for this purpose, and the related pro forma weighted average shares outstanding. Please revise accordingly.

Response: In response to the Staff’s comment, the Company advises the Staff that it is not yet able to calculate the requested pro forma earnings per share data because the related calculations are dependent on, among other things, assumptions regarding transaction size and valuation. However, the Company has revised Amendment No. 1 to provide a framework for the requested disclosure and the substantive disclosure will be included in a future pre-effective amendment to the Registration Statement. As noted in the footnote, the pro forma adjustment will address all debt retired in connection with the offering as well as the related effects of the Recapitalization Agreement.

U.S. Securities and Exchange Commission

October 27, 2010

Risk Factors, page 18

11.	Please revise the introductory paragraph to this section to remove references to unknown and immaterial risks. All material risks should be described. If risks are not deemed material, they should not be referenced.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to delete the references to unknown and immaterial risks.

12.	Refer to the first full risk factor on page 30. Please revise to name the sole supplier.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

13.	Please add a risk factor that your growth might stimulate competitors in the ULCC field who have access to a cheaper source of funds.

Response: The Company believes that the risk described in this comment is generally covered in the first risk factor entitled, “We operate in an extremely competitive industry.” The Company has revised the referenced risk factor in Amendment No. l to address the particular concept raised by the Staff in a separate paragraph, but respectfully submits that the revised disclosure in Amendment No. 1 is adequate and a separately entitled risk factor is not warranted.

Use of Proceeds, page 41

14.	Please quantify the anticipated uses of the $150 million of proceeds which you will retain, if possible.

Response: The Company confirms to the Staff that the anticipated use of the $150 million of retained proceeds is for general corporate purposes, but that the amounts to be used for the different examples enumerated in the referenced disclosure cannot be quantified at this time. The Company has revised Amendment No. 1 to elaborate on this point.

Management’s Discussion and Analysis, page 56

Overview, page 56

15.	We note your disclosure in the first paragraph that you have been profitable in each of the last three full years. Please also disclose that you had a net loss for the six months ended June 30, 2010.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

Our Operating Revenues, page 57

16.	Please disclose how you generate revenues from the acquisition and ongoing use of the FREE SPIRIT credit cards.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to disclose how the Company generates revenues from its FREE SPIRIT credit cards.

U.S. Securities and Exchange Commission

October 27, 2010

Trends and Uncertainties Affecting our Business, page 60

Maintenance, page 61

17.	Please revise to include trend information which quantifies the amount or range of amounts of the expected increase in maintenance expense as your fleet ages.

Response: In response to the Staff’s comment, the Company advises the Staff that while the Company expects that, as disclosed, maintenance costs will rise as the current fleet ages, the amount of this increase in total maintenance costs and such costs as a percentage of revenues is subject to many variables including future utilization rates, average stage length, the size and makeup of the fleet in future periods, the level of unscheduled maintenance events and their actual costs. Accordingly, the Company respectfully submits that it cannot reliably quantify this trend for any significant period into the future.

Critical Accounting Policies and Estimates, page 61

18.	Your disclosures here do not provide investors with any of the actual material assumptions and judgments you made in arriving at significant estimates included in your financial statements, nor do they provide investors with the ability to understand how differing assumptions and judgments would impact your estimates. For example, with regard to your disclosure on maintenance reserves, it appears the significant judgment and uncertainty is the recoverability of amounts paid to lessors through future qualifying maintenance activities. However, your disclosure does not address how you made such judgment or the key assumptions involved. Please revise your critical accounting policies to disclose the actual assumptions and judgments, how those assumptions and judgments have in the past or may in the future change, and what effects any of those changes may have on your financial statements. In addition, as critical accounting estimates and assumptions are based on matters that are highly uncertain please also analyze their specific sensitivity to change with qualitative and quantitative information, as reasonably available. Disclosure in this part of your filing should not simply repeat policy disclosure contained in the notes to your financial statements. Refer to FR-72.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to the extent it believes the disclosure could reliably be quantified.

Liquidity and Capital Resources, page 75

Net Cash Flow From (Used In) Operating Activities, page 76

19.	Please enhance your operating cash flow disclosure by providing a more detailed discussion and analysis of the material factors that impact the comparability of operating cash flows between comparative periods in terms of cash. Your current discussion includes factors that are recorded on an accrual basis and is not in terms of cash. As you use the indirect method, merely reciting changes in line items reported in the statement of cash flows is not sufficient. Refer to Section IV.B of FR-72 for guidance.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

Net Cash Flow From (Used In) Investing Activities, page 76

20.	We note from your disclosure on page 76 that you classify expenditures for certain engine repairs as investing cash outflows. We also note from your maintenance accounting policy on page F-10

U.S. Securities and Exchange Commission

October 27, 2010

that you account for heavy maintenance under the deferral method and present the amortization of such deferred costs as a component of depreciation and amortization in your statement of operations. We believe expenditures for engine maintenance are not an investment and should be presented in the operating activities section of your statements of cash flows. We note that overhaul costs are normal recurring operating costs, rather than investment decisions or expenditures that significantly extend the life of the related asset beyond its current estimated useful life. In addition, although you defer the engine repair expenditures when incurred and amortize them until the next planned overhaul, most other airlines expense these costs as incurred and the treatment in the cash flow statement should not differ based on the accounting method chosen to account for such expenditures. Accordingly, please revise your statements of cash flows to reflect engine repair payments as operating cash outflows. Also, your current treatment of these costs as depreciation, rather than maintenance expense, results in presentation of a caption for maintenance expense on your statement of operations which does not include all maintenance expense. Therefore, please revise your statements of operations to reflect the amortization of such costs as a component of the maintenance expense caption.

Response: In response to the Staff’s comment, the Company respectfully submits that the amounts recorded as deferred maintenance costs are “long-lived productive assets.” ASC 230-10 (formerly SFAS 95) specifies that expenditures for long-lived productive assets should be classified as investing activities in the statement of cash flows. Likewise, as these expenditures are considered long-lived productive assets, the Company believes it is proper to amortize them through depreciation and amortization, in similar fashion as with its other long-lived productive assets. Further, the Company submits that many participants in the transportation industry classify such costs similarly. Regarding the classification of amortization of maintenance costs, the Company notes that it discloses the amount of expenditures capitalized as deferred maintenance and the amount of amortization of deferred maintenance included in depreciation and amortization for each period for which an income statement is presented on page F-11 of Amendment No. 1.

Business, page 83

Our Business Model, page 83

21.	Please revise the first sentence of this section to remove the phrase “other successful” unless the companies named will be offering guarantees for your securities. Also we suggest removing the word “profitable” from the last sentence in the first paragraph since it suggests that you will always be profitable, something you do not know.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

22.	Please provide us with support for your disclosure on page 84 that you offer the lowest fares in your markets.

Response: In response to the Staff’s comment, the Company has removed the referenced text from Amendment No. 1.

Competition, page 90

23.	Please revise to remove the fourth paragraph. It attributes motivations to your competitors which you cannot verify.

Response: In response to the Staff’s comment, the Company has removed the referenced text from Amendment No. 1.

U.S. Securities and Exchange Commission

October 27, 2010

Marketing, page 91

24.	Please advise as to whether the report on the Internet traffic on your website by alexa.com is available for free or at a nominal cost. If not, please file a consent as an exhibit to your registration statement. Refer to Rule 436 of Regulation C.

Response: In response to the Staff’s comment, the Company confirms to the Staff that the information can be accessed at www.alexa.com for free.

Customer Service, page 93

25.	We note your disclosure on page 93 that you believe excellent customer service strengthens customer loyalty and attracts new customers and that you proactively aim to improve your operations to improve customer service. We also note that you were assessed a civil penalty for your procedures for bumping passengers from oversold flights and your handling of lost or damaged baggage in 2009. To the extent that these procedures are related to or affect customer service, please disclose your violations of DOT rules in this section.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

Government Regulation, page 97

International Regulation, page 97

26.	We note your disclosure on page 2 that several countries in your targeted growth markets have historically restricted air travel competition and your disclosure on page 90 that the decisions of your competitors to approve alliances with flights into the restrictive markets that you serve in the Americas could have an anti-competitive effect. To the extent such restrictions have a material effect on your business, please discuss in this section.

Response: In response to the Staff’s comment, the Company respectfully submits that the restrictions on air travel competition in foreign jurisdictions is more appropriately located in the “Competition” subsection of the Business section, as the impact on the Company resulting from this legal framework is related more to the business tactics of the airlines that hold these limited flight use rights along with their alliance members than it is to the impact of compliance with the international regulations themselves. The Company has revised the “Competition” subsection in Amendment No. 1 to further describe these business tactics potentially used by these alliance members.

Executive Compensation, page 108

27.	We note that you have not included any disclosure in response to Item 402(s) of Regulation S-K. Please advise us of the basis for your conclusion that disclosure is not necessary and describe the process you undertook to reach that conclusion.

Response: The Company acknowledges the Staff’s comment and will provide the basis for its conclusion relating to disclosure under Item 402(s) and will describe the process the Company undertook to reach that conclusion in a future pre-effective amendment to the Registration Statement.

28.

We note your disclosure on page 109 that you do not engage in “formal benchmarking,” yet you state that your compensation levels should be competitive and that to determine base salaries you consider factors such as “informal data [you] have gathered on market compensation reflective

U.S. Securities and Exchange Commission

October 27, 2010

of demonstrated skills, behaviors, and attributes paid by other similarly situated companies in your industry for similar positions.” Please revise this apparent discrepancy and disclose the companies you have identified as being similarly situated in your industry. Please also disclose the degree to which your compensation committee considered such companies comparable to you. Refer to Item 402(b)(2)(xiv) of Regulation S-K.

Response: In response to the Staff’s comment, the Company has deleted the reference to informal compensation data and has clarified that compensation determinations are made based on the compensation committee’s general knowledge of the competitive market, based on, among other things, their experience with other companies.

Financial Statements, page F-1

Statements of Cash Flows, page F-5

29.	It appears that certain of your debt obligations allow for the deferral of interest payments, which is typically referred to as payment in kind (PIK). We note from your statements of cash flows that you appropriately classify the deferral of interest (issuance of PIK debt) as a non-cash adjustment to reconcile net income (loss) to operating cash flows. Given that the PIK obligations are, in substance, accruals for interest incurred but not yet paid, please confirm to us that you plan to classify subsequent payments of deferred interest as operating cash outflows. Refer to ASC 230-10-45-17d and 28a for guidance. In addition, to more plainly describe the non-cash adjusting item, please consider captioning it as “interest incurred but not paid” or similar. Also, please revise your footnotes to describe the terms of the payment in kind provisions and the debt obligations to which they pertain.

Response: In response to the Staff’s comment, the Company confirms to the Staff that it plans to classify subsequent payments of deferred interest as operating cash outflows. The Company has revised Amendment No. 1 to include the suggested caption of “interest incurred but not paid” and has revised Note 11 to clarify the disclosure of the PIK provisions.

Notes to Financial Statements, page F-7

Note 1. Summary of Significant Accounting Policies, page F-7

Property and Equipment, page F-8

30.	You state the estimated useful life of flight equipment is the average remaining lease life of the aircraft to which applicable. If correct, please revise to state that the useful life is the lesser of the useful life of the equipment or the remaining lease life of the aircraft to which applicable.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested to clarify that the useful life is the lesser of the useful life of the equipment or the average remaining lease life of the aircraft to which the equipment is applicable.

31.	In accordance with the guidance in footnote 68 of SAB 104 (SAB Topic 13), gains and losses from the disposal of assets should be reported separately within operating income (loss) in the statement of operations. Please revise accordingly.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

U.S. Securities and Exchange Commission

October 27, 2010

Passenger Revenue Recognition, page F-9

32.	You state that the amount of travel credits expected to expire is recognized as revenue upon issuance of the credit. Please tell us your basis in the accounting literature for your policy and why you do not recognize this breakage upon the date of expiration of the credit. In the alternative, please revise your accounting policy for breakage to recognize such amounts upon expiration of credits.

Response: In response to the Staff’s comment, the Company respectfully submits that in accordance with Section 3.81-3.88 of the AICPA Audit and Accounting Guide for Airlines, it is appropriate for the Company to account for estimated breakage on travel credits at the time of issuance based on related guidance from SAB 104, which establishes criteria for recognizing revenue breakage before expiration if the following conditions are met:

•	the estimation of breakage is being made for large pools of homogeneous items;

•	reliable estimates of breakage can be made on a timely basis; and

•	there is a sufficient company-specific historical basis upon which to estimate breakage and the airline believes that such historical experience is predictive of future events.

The Company’s travel credits are a large pool of homogenous items, for which the Company has sufficient historical information that it believes is predictive of future events. Additionally, the earnings process for the underlying flight for which the voucher was issued has been completed. Thus the Company believes that the recognition of breakage on travel credits upon issuance is appropriate.

Frequent Flier Program, page F-9

33.	Please tell us and revise your policy to disclose whether your liability for mileage credits accumulated by customers through the purchase of travel includes miles in participants’ accounts who have not yet reached minimum levels of mileage credits necessary for awards. We believe that estimated costs attributable to partially earned rewards that are expected to become fully earned and redeemed should be accrued as the awards are being earned, rather than upon becoming “fully” earned.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to clarify that the Company’s liability for mileage credits includes all miles and not just those for which a minimum level of mileage level has been reached.

34.	Please describe the types of costs included in the incremental cost of providing free travel.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to explain that the Company’s incremental cost calculation includes the costs required to fly an additional passenger, and that such incremental costs include costs of fuel, insurance, security, ticketing and facility charges, less any fees charged to the passenger for redeeming the rewards.

35.	Please revise to also disclose the portion of each period’s miles sales that are recognized immediately in non-ticket revenue at the time of sale.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

U.S. Securities and Exchange Commission

October 27, 2010

36.	Please expand your accounting policy to explain in greater detail the criteria you use to determine the amounts allocated to the transportation component that is deferred and the excess of funds received that is recognized immediately in non-ticket revenue. In addition, please disclose why you receive funds in excess of the estimated fair value of the transportation to be provided and why you believe the earnings process is complete.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to explain in greater detail the criteria used to determine amounts allocated to the transportation component that is deferred and the excess that is recognized immediately in non-ticket revenue.

Non-ticket Revenue Recognition, page F-10

37.	Please describe in plain English “distribution channel fees” and “passenger usage fee” or define these terms.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to clarify the meaning of the referenced terms.

Airframe and Engine Maintenance, page F-10

38.	Please disclose the amount of maintenance expense resulting from flight hour maintenance contracts and the amount of non-flight hour maintenance contracts expense so that investors can better understand the extent to which your maintenance costs are rate-capped.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to provide a tabular presentation of the requested information.

Note 5. Credit Card Processing Arrangements, page F-14

39.	You disclose on page 75 that holdbacks are a percentage of your overall credit card receipts that your credit card processors keep to cover repayment to customers if you fail to fulfill your flight obligations. Please explain to us why you believe it is appropriate to classify such amounts as restricted cash rather than as receivables from the credit card processors on your balance sheets.

Response: In response to the Staff’s comment, the Company respectfully submits that it is appropriate to classify credit card holdbacks for advance ticket sales as restricted cash. Under the Company’s contractual arrangements with its credit card processors, the cash held by the credit card processors constitutes the property of the Company. In addition, the Company accrues interest on the balance of the funds held. Funds are held by the credit card processors solely as collateral to secure the performance of a portion of the air traffic liability until the Company has performed its obligations. Cash is but one form of permissible collateral, and the Company at times has elected to collateralize its obligation through other means, such as through letters of credit. Accordingly, the Company believes these funds held as collateral are properly recorded as restricted cash.

The Company classifies changes in the restricted cash account as a component of changes in operating cash flows in the statement of cash flows. The Company notes to the Staff that the Company has included in Amendment No. 1 comprehensive disclosure as to the arrangements with, and amounts held by, the credit card processors.

Note 13. Leases, page F-22

40.	If true, please revise to state that maintenance reserves not used for qualifying maintenance costs are non-refundable.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to clarify that maintenance reserves not used for qualifying maintenance costs are not refundable.

U.S. Securities and Exchange Commission

October 27, 2010

41.	We believe you should revise your disclosure to eliminate the phrase “the Company determines” from your policy that if at any point during the lease it is not probable you will recover amounts retained by the lessor through future maintenance events, such amounts are expensed as additional aircraft rent (supplemental rent). Please also revise to state that you assess recoverability of maintenance reserves at each balance sheet date and to disclose how you evaluate recoverability, including key estimates and judgments involved.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

42.	We note from your disclosure that four of your leased aircraft have variable rate rent payments based on LIBOR. Please describe these provisions for us, explain to us the underlying business reason why payments are based on an interest rate benchmark, and explain to us how this provision impacted your evaluation of the classification of such leases.

Response: In response to the Staff’s comment, the Company advises the Staff that it leases four aircraft for which the monthly rent is comprised of a base payment plus an additional amount that is based on LIBOR plus a specified spread measured for the specific period during which the rent payment date falls. The Company entered into these variable interest rate leases because the Company believed them to be the best financing option available to the Company at the time the aircraft were delivered. In addition, these leases provide the Company with the ability to partially hedge interest rate risk for a portion of the Company’s portfolio of aircraft leases, which is the Company’s largest financial obligation.

The Company evaluated the leases under ASC 840. Under ASC 840, “Lease payments that depend on an existing index or rate, such as the consumer price index or the prime interest rate, shall be included in minimum lease payments based on the index or rate existing at lease inception.” The Company performed an analysis of the minimum lease payments utilizing the LIBOR rate at the inception of each lease and determined that the present value of the minimum lease payments did not exceed 90% of the fair value of the leased property. Because none of the other criteria for capital lease accounting were met, the Company classified the leases as operating leases.

43.	We note that you have the option to renew 17 leases. Please tell us how these renewal options are considered in determining the classification of the leases and whether such renewal periods are included in your table of future minimum lease payments.

Response: In response to the Staff’s comment, the Company advises the Staff that 17 of the Company’s aircraft leases have a 3-year renewal option (extending the lease from 12 to 15 years). The relevant lease provisions assess the Company a $250,000 penalty if the Company does not exercise the renewal option. The Company included the renewal option in assessing the lease for operating versus capital classification and concluded that the leases were operating leases. The Company confirms to the Staff that renewal periods are included in the table of future minimum lease payments.

44.	You state that expenses associated with contractual return conditions on leased aircraft are accrued when probable and estimable. Please revise to state when this is (e.g., generally the last major maintenance cycle prior to lease expiration) and how such amounts are recognized (e.g., as contingent rental expense).

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 as requested.

U.S. Securities and Exchange Commission

October 27, 2010

Other

45.	Please consider providing a glossary of the terms used in the filing.

Response: In response to the Staff’s comment, the Company has revised Amendment No. 1 to include a glossary of key terms used in the Registration Statement.

46.	The financial statements should be updated, as necessary, to comply with Rule 3-12 of Regulation S-X.

Response: The Company acknowledges the comment and undertakes to comply with Rule 3-12 of Regulation S-X as necessary with each future amendment to the Registration Statement.

47.	Provide a currently dated consent from the independent registered public accountant in the amendment.

Response: In response to the Staff’s comment, the Company has filed as Exhibit 23.1 to Amendment No 1. an updated consent form the independent registered public accountant.

* * *

We hope the foregoing answers are responsive to your comments. Please do not hesitate to contact me by telephone at (650) 463-2643 or by fax to my attention at (650) 463-2600 with any questions or comments regarding this correspondence.

Very truly yours,

/s/ Anthony J. Richmond

Anthony J. Richmond

of LATHAM & WATKINS LLP

cc:	B. Ben Baldanza, Spirit Airlines, Inc.
Thomas C. Canfield, Spirit Airlines, Inc.
Leslie N. Silverman, Cleary Gottlieb Steen & Hamilton LLP